36. Financial instruments and risk management (Details Narrative) R$ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jul. 31, 2020 BRL (R$)	Apr. 30, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 Number	Dec. 31, 2020 USD ($)
Financial instruments and risk management [line items]
Settlement amount				R$ 2,570
USD
Financial instruments and risk management [line items]
Nominal amount | $	$ 15,000					$ 2,140
Currency variation effects	R$ 5.30/USD to R$ 6.00/USD
Number of options | Number				7
Maturity terms				June to December 2020
Banco C6 [member]
Financial instruments and risk management [line items]
Share capital				1.40%
Strike price paid				R$ 6,200
Financial instrument measured at fair value				161,000
Difference in the fair value				155,000
Bank of Nova Scotia and BNP Paribas [member]
Financial instruments and risk management [line items]
Acquisition of new loans				R$ 1,000,000
Loan amount disbursed		R$ 425,800	R$ 574,200
Top Of Range [member] | Accounts Receivable [Member]
Financial instruments and risk management [line items]
Concentration risk, percentage				10.00%	10.00%
Number of customer | Number				0	0
Top Of Range [member] | Revenues from sale of goods [Member]
Financial instruments and risk management [line items]
Concentration risk, percentage				10.00%	10.00%
Number of customer | Number				0	0